Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The components of the calculation of basic and diluted earnings per common share are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
Net income from continuing operations, net of taxes	21,303,156	15,304,934	21,542,163
Net income from discontinued operations, net of taxes	17,339,332	—	—
Less: Net income attributable to non-controlling interest in subsidiaries	—	(685,938)	(2,273,340)
Net income attributable to Castor Maritime Inc.	$38,642,488	$14,618,996	$19,268,823
Less: Dividend on Series D Preferred Shares	(1,020,833)	(2,645,833)	(4,979,167)
Less: Deemed dividend on Series D Preferred Shares	(196,296)	(606,444)	(3,005,817)
Less: Dividend on Series E Preferred Shares	—	—	(189,583)
Less: Deemed dividend on Series E Preferred Shares	—	—	(168,629)
Less: Deemed dividend on warrants repurchased	(444,885)	—	—
Add: Deemed contribution from Series D preferred shareholders	—	22,437,675	—
Net income available to common shareholders, basic	36,980,474	33,804,394	10,925,627
Dividend on Series D Preferred Shares	1,020,833	2,645,833	4,979,167
Deemed dividend on Series D Preferred Shares	196,296	606,444	3,005,817
Dividend on Series E Preferred Shares	—	—	189,583
Deemed dividend on Series E Preferred Shares	—	—	168,629
Deemed contribution from Series D preferred shareholders	—	(22,437,675)	—
Effect of subsidiary share based expense on diluted EPS	—	—	(30,521)
Net income attributable to common shareholders, diluted	38,197,603	14,618,996	19,238,302
Weighted average number of common shares outstanding, basic	9,571,045	9,662,354	9,662,354
Effect of dilutive shares	12,382,788	29,082,896	43,990,556
Weighted average number of common shares outstanding, diluted	21,953,833	38,745,250	53,652,910

Earnings per common share, basic, continuing operations	$2.05	$3.50	$1.13
Earnings per common share, diluted, continuing operations	$0.95	$0.38	$0.36
Earnings per common share, basic, discontinued operations	$1.81	$—	$—
Earnings per common share, diluted, discontinued operations	$0.79	$—	$—
Earnings per common share, basic, Total	$3.86	$3.50	$1.13
Earnings per common share, diluted, Total	$1.74	$0.38	$0.36